Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
7,275	iShares 20+ Year Treasury Bond ETF	$773,842	2.0
4,492	iShares Russell 2000 ETF	801,373	2.0
47,779	Vanguard FTSE Developed Markets ETF	2,158,177	5.5
977	Vanguard Mid-Cap ETF	206,069	0.5

	Total Exchange-Traded Funds
	(Cost $3,629,737)	3,939,461	10.0

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
116,204	Voya High Yield Bond Fund - Class R6	782,050	2.0
206,957	Voya Intermediate Bond Fund - Class R6	1,810,869	4.6
268,055	Voya Large Cap Value Portfolio - Class R6	1,434,095	3.7
257,670	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,334,491	5.9
280,470	Voya Multi-Manager International Equity Fund - Class I	2,678,486	6.8
357,691	Voya Multi-Manager International Factors Fund - Class I	3,111,912	7.9
82,612	Voya Multi-Manager Mid Cap Value Fund - Class I	725,335	1.8
39,309	(1) Voya Russell Large Cap Growth Index Portfolio Class I	2,089,277	5.3
15,400	(1) Voya Small Cap Growth Fund - Class R6	540,551	1.4
67,217	Voya Small Company Fund - Class R6	893,980	2.3
675,879	Voya U.S. Stock Index Portfolio - Class I	11,456,155	29.2
81,652	VY® BrandywineGLOBAL - Bond Portfolio - Class I	797,743	2.0
62,425	VY® Invesco Comstock Portfolio - Class I	1,305,312	3.3
112,467	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,973,619	7.6
83,450	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	771,908	2.0
23,714	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,629,126	4.2

	Total Mutual Funds
	(Cost $37,205,510)	35,334,909	90.0

	Total Investments in Securities (Cost $40,835,247)	$39,274,370	100.0
	Assets in Excess of Other Liabilities	16,155	0.0
	Net Assets	$39,290,525	100.0

(1)	Non-income producing security.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,939,461	$–	$–	$3,939,461
Mutual Funds	35,334,909	–	–	35,334,909
Total Investments, at fair value	$39,274,370	$–	$–	$39,274,370

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$-	$865,658	$(95,143)	$11,535	$782,050	$4,953	$311	$-
Voya Intermediate Bond Fund - Class R6	2,818,964	823,929	(2,109,893)	277,869	1,810,869	19,688	(237,170)	-
Voya Large Cap Value Portfolio - Class R6	1,473,066	111,875	(507,975)	357,129	1,434,095	-	(315,486)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,029,064	564,486	(629,694)	370,635	2,334,491	-	(265,360)	-
Voya Multi-Manager International Equity Fund - Class I	2,836,196	234,577	(857,509)	465,222	2,678,486	-	(244,799)	-
Voya Multi-Manager International Factors Fund - Class I	3,251,789	274,190	(857,384)	443,317	3,111,912	-	(197,048)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	781,522	58,972	(151,352)	36,193	725,335	-	(30,599)	-
Voya Russell Large Cap Growth Index - Class I	-	1,908,006	(10,920)	192,191	2,089,277	-	620	-
Voya Small Cap Growth Fund - Class R6	589,853	59,133	(148,503)	40,068	540,551	-	3,467	-
Voya Small Company Fund - Class R6	998,859	106,818	(260,985)	49,288	893,980	-	(309)	-
Voya U.S. Stock Index Portfolio - Class I	11,278,427	907,570	(1,844,170)	1,114,328	11,456,155	-	(286,889)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	792,722	110,713	(167,909)	62,217	797,743	-	(24,721)	-
VY® Invesco Comstock Portfolio - Class I	1,377,858	107,081	(171,622)	(8,005)	1,305,312	-	8,034	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,968,045	223,578	(447,464)	229,460	2,973,619	-	(46,370)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	775,926	69,992	(242,740)	168,730	771,908	-	(106,171)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,635,174	230,883	(938,463)	701,532	1,629,126	-	(437,712)	-
	$33,607,465	$6,657,461	$(9,441,726)	$4,511,709	$35,334,909	$24,641	$(2,180,202)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $42,439,320.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$599,290
Gross Unrealized Depreciation	(3,764,240)
Net Unrealized Depreciation	$(3,164,950)